Employee benefits - Employee benefits - Current and Non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits [abstract]
Total employee benefits	€ 5,122	€ 5,295	€ 5,356
o/w non-current employee benefits	2,674	3,029	3,142
o/w current employee benefits	€ 2,448	€ 2,266	€ 2,214